Vanguard Global Credit Bond Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Global Credit Bond Fund	Oct. 31, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.35%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.25%